Revenue Revenue - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) contract vessel	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Number of forms of contracts | contract			2
Total revenues	$ 175,915	$ 91,238	$ 516,039	$ 330,512
Operating leases, future minimum payments receivable	14,400		14,400
Operating leases, future minimum payments receivable, remainder of fiscal year	8,100		8,100
Operating leases, future minimum payments receivable, in 2 years	6,300		6,300
Property subject to or available for operating lease, net	196,800		196,800		$ 517,900
Property subject to or available for operating lease, gross	303,800		303,800		754,200
Property subject to or available for operating lease, accumulated depreciation	107,000		107,000		236,300
Deferred revenue	89		89		557
Time-charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	12,326	24,681	51,820	85,102
Deferred revenue	100		$ 100		$ 500
High-Q Joint Venture
Disaggregation of Revenue [Line Items]
Number of vessels | vessel			1
High-Q Joint Venture | Time-charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	$ 700	$ 1,700	$ 3,400	$ 5,100
Charters Out
Disaggregation of Revenue [Line Items]
Number of vessels | vessel			6
Number of vessels with options to extend | vessel			1
Lessor, operating lease, renewal term			12 months
2018 Time Charter Contract Expiration | Charters Out
Disaggregation of Revenue [Line Items]
Number of vessels | vessel			4
2019 Time Charter Contract Expiration | Charters Out
Disaggregation of Revenue [Line Items]
Number of vessels | vessel			2